THE RIGHTIME FUND, INC.

Supplement Dated January 26, 2001
to the Prospectus
Dated January 1, 2001

The following information replaces the information currently found on page 9 of the Prospectus under "Expenses and Fees - Annual Operating Expenses":

Annual Operating Expenses (Expenses that are deducted from Fund assets)

				The 		The Rightime	The Rightime
The Rightime		Rightime 	Blue Chip 		MidCap
OTC
Fund				Fund		Fund			Fund

						Class		Class
Class

						A	C	A	C
A	C

Management Fee			0.50%	0.50% 0.50%	0.50%	0.50%
0.50%	0.50%
Distribution and Service
(12b-1) Fees			0.75%	0.50% 1.00%	0.50%	1.00%
0.50%	1.00%
Other Expenses			1.23%	1.10%	1.50%	1.17%	1.50%
1.57%	1.50%
Total Operating Expenses	2.48%	2.10%	2.50%	2.17%	2.50%
2.57%	1.50%


The following information replaces the information currently found on page 9 of the Prospectus under "Expenses and Fees - Expense Example":


				The 		The Rightime	The Rightime
The Rightime		Rightime 	Blue Chip 		MidCap
OTC				Fund		Fund			Fund
Fund
						Class		Class
Class

						A	C	A	C
A	C

1 Year				$ 251	$ 678	$ 254	$ 685	$ 254
$ 723	$ 254
3 Years 				$ 774	$1,102$ 780	$1,122$ 780
$1,237$ 780
5 Years				$1,321$1,550 N/A	$1,584 N/A
$1,776 N/A
10 Years				$2,816$2,791 N/A	$2,859 N/A
$3,242 N/A


You should refer to page 9 of the Prospectus for other information about fees and expenses of the Funds.


PLEASE RETAIN FOR FUTURE REFERENCE